Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Schedule of future minimum lease payments	Future minimum lease payments as of December 31, 2012 are as follows:

2013	$879,000
2014	849,000
2015	849,000
2016	849,000
2017	849,000
Thereafter	1,113,000

$5,388,000